Stockholders' Equity - Reclassifications From Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax(a)	$ (92)	$ 0
Prior service credit
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	2	0
Actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(94)	0
Defined Benefit Pension and Postretirement Items
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(92)	0
Tax effect	0	0
Total reclassifications for the period, net of tax(a)	$ (92)	$ 0